SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 87.9%

Alabama - 0.9%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.63	10/1/49	500,695

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	10/1/54	498,280

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	400,000	4.00	11/1/45	367,852

				1,366,827

Alaska - 0.3%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	6,550

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,513

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	275,595

				532,658

Arizona - 0.3%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	3,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	22,500

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	6,000

AZ Industrial Dev. Auth. Rev. (Mirabella ST ASU Proj.) 1, [4]	100,000	4.70	10/1/28	91,147

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	376,446

				521,593

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	440,000	2.00	9/1/38	320,923

California - 4.0%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	280,194

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	319,317

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	213,808

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	317,391

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	340,938

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	629,855

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	305,238

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	5.95	8/1/34	1,231,428

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	465,710

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	3.76	6/1/39	456,560

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,468

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	625,866

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	586,305

				6,173,078

Colorado - 2.7%

Aerotropolis Regional Transportation Auth. Rev. [4]	500,000	5.75	12/1/54	501,330

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,353

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	463,695

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	373,076

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	312,686

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	500,000	5.00	5/15/58	336,220

Creekwalk Marketplace Business Improvement District Rev.	500,000	6.00	12/1/54	493,340

Reunion Metropolitan District Rev.	562,454	3.63	12/1/44	422,914

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	496,655

DECEMBER 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Sterling Ranch Community Auth. Board Rev. [4]	500,000	5.75	12/1/54	506,085

				4,156,354

Connecticut - 0.2%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	350,000

Delaware - 0.3%

DE State Hsg. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.50	7/1/54	477,130

Florida - 17.4%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	379,836

Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	506,530

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	103,035

Broward Co. FL Airport System Rev.[1]	500,000	5.00	10/1/45	501,510

Capital Trust Agency Rev. (Tallahassee Tapestry) 2, [4,5]	550,000	6.75	12/1/35	137,500

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	10,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	145,000

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	415,070

East Nassau Stewardship District Special Assessment (PDP#4 Series 2024 Proj.)	350,000	5.25	5/1/29	348,092

East Nassau Stewardship District Special Assessment (Wildlight Village Phase 3 Proj.)	500,000	5.50	5/1/55	489,215

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	495,250

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	334,752

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	466,580

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	783,261

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.60	7/1/49	499,730

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	493,599

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	849,653

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.75	1/1/54	490,779

FL Municipal Loan Council Special Assessment (Shingle Creek Transit & Utility 2024)[1]	655,000	5.15	5/1/44	649,013

FRERC Community Dev. District Special Assessment 2, [5]	965,000	5.38	11/1/40	859,429

Gardens at Hammock Beach Community Dev. District Special Assessment	345,000	5.88	5/1/55	340,398

Gramercy Farms Community Dev. District Special Assessment	20,841	6.75	5/1/39	20,451

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	526,459

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	535,355

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	239,529

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	206,188

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)[1]	750,000	5.50	10/1/49	821,400

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	359,359

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	497,890

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	409,800

Lakes of Sarasota Community Dev. District Special Assessment	95,000	3.88	5/1/31	93,231

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	493,995

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	223,419

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	533,739

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	304,824

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	304,068

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	403,324

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	341,876

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	530,000	5.55	5/1/54	531,913

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	440,365

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	303,915

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	392,568

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	323,606

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	205,000	4.50	5/1/49	189,633

Lakewood Ranch Stewardship District Special Assessment (Palm Grove Proj.)	585,000	5.25	5/1/44	581,689

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	533,000

Laurel Road Community Dev. District Special Assessment	315,000	3.13	5/1/31	288,458

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	313,650

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,275

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	173,459

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	202,343

New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	4.20	5/1/35	144,591

North River Ranch Improvement Stewardship District Special Assessment Rev.	465,000	5.75	5/1/33	476,769

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,125

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	6.50	5/1/44	534,950

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	413,545

Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	280,538

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	392,125

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	224,138

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	338,578

River Landing Community Dev. District Special Assessment	65,000	4.25	11/1/35	65,051

Rolling Hills Community Dev. District Special Assessment	185,000	3.65	5/1/32	174,237

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	631,417

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	241,478

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	354,589

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	304,893

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	202,437

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	305,220

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	523,540

Windward at Lakewood Ranch Community Dev. District Special Assessment	250,000	4.25	5/1/52	210,093

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	240,689

				26,847,018

Georgia - 1.3%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	352,615

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	515,310

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	594,035

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	513,575

				1,975,535

Idaho - 0.5%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	98,740

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	272,339

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	423,610

				794,689

DECEMBER 31, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Illinois - 4.3%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	501,185

Chicago O’Hare International Airport Rev. (Senior Lien)[1]	500,000	5.25	1/1/48	530,310

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)[1]	500,000	5.50	1/1/53	524,035

IL Fin. Auth. Rev. (Christian Homes, Inc.) 2, [5]	500,000	5.00	5/15/36	365,000

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,057,690

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	688,720

IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	755,993

IL Hsg. Dev. Auth. Rev.	500,000	4.63	4/1/50	496,590

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,005,430

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	441,830

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) 2, [15]	313,173	7.00	N/A	250,538

				6,617,321

Indiana - 1.2%

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,505,805

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	287,028

				1,792,833

Iowa - 1.1%

IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	5.50	7/1/53	504,677

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	413,545

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	432,835

IA Finance Auth. Rev. (Lifespace Communities Inc.)	350,000	5.00	5/15/49	346,185

				1,697,242

Kentucky - 0.4%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	624,660

Louisiana - 2.5%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	522,020

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	277,323

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	480,000	5.75	6/1/54	514,022

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	501,835

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.65	11/1/37	211,256

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	378,524

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	387,750

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	615,000	4.00	11/1/46	564,982

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	465,000	3.91	2/15/36	452,487

				3,810,199

Maryland - 0.2%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	368,715

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	403,256

MA Education Finance Auth. Education Rev.[1]	250,000	4.25	7/1/32	247,312

MA Education Finance Auth. Education Rev.[1]	1,000,000	3.00	7/1/51	691,280

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	372,496

				1,714,344

Michigan - 4.5%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	285,459

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	362,656

MI Finance Auth. Rev. (Madison Academy Proj.)	155,000	4.25	12/1/39	131,781

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	508,270

MI Hsg. Dev. Auth. Rev.	1,000,000	4.65	12/1/49	1,002,580

MI Hsg. Dev. Auth. Rev.	40,000	3.15	6/1/50	37,707

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,374,160

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,275,105

MI Hsg. Dev. Auth. Rev.	845,000	4.95	12/1/53	852,596

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	145,000	6.35	11/1/28	145,070

				6,975,384

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	278,972

Mississippi - 0.8%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	800,000	4.55	11/1/39	807,880

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	376,296

				1,184,176

Missouri - 2.1%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	155,000	3.50	11/1/40	141,072

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	118,010	2.00	11/15/46	5,502

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [5]	264,421	5.00	11/15/46	181,583

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	11/1/48	994,340

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	288,653

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	226,705

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	4.70	11/1/53	987,837

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	11/1/54	498,280

				3,323,972

Montana - 0.2%

MT Board of Housing Single Family Rev.	410,000	2.40	12/1/45	288,714

Nebraska - 0.5%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	4,100

NE Investment Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.70	9/1/51	751,673

				755,773

Nevada - 0.8%

Las Vegas NV Special Improvement District No 817 Special Assessment (Summerlin Village 29)	300,000	6.00	6/1/48	313,794

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	543,705

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	325,175

				1,182,674

New Hampshire - 0.3%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)[1]	450,000	5.50	4/1/54	462,366

New Jersey - 1.3%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	495,640

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	524,954

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,004,650

				2,025,244

New Mexico - 0.6%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	260,010

DECEMBER 31, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	317,161

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	402,462

				979,633

New York - 5.4%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,130

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	300,033

New York Transportation Dev. Corp. Rev.[1]	500,000	5.50	6/30/60	524,135

New York Transportation Dev. Corp. Rev. (AGC Insured)[1]	1,000,000	5.25	12/31/54	1,060,570

New York Transportation Dev. Corp. Rev. (AGM Insured)[1]	300,000	5.50	6/30/44	321,333

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	463,652

NY State Mortgage Agency Homeowner Mortgage Rev.[1]	990,000	4.70	10/1/38	1,004,395

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	693,710

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	677,729

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	796,955

NY State Mortgage Agency Homeowner Mortgage Rev.	500,000	4.80	10/1/48	501,850

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,084,687

NY State Mortgage Agency Homeowner Mortgage Rev.	590,000	4.90	10/1/53	595,245

				8,374,424

North Carolina - 1.0%

Mecklenburg Co. Rev. (Little Rock Apts)	450,000	5.38	1/1/36	450,819

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	510,760

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	550,000	4.80	1/1/55	543,856

				1,505,435

North Dakota - 0.8%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	675,962

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	504,055

				1,180,017

Ohio - 5.4%

Allen Co. Hospital Facs. Rev. (Mercy Health)	500,000	5.00	11/1/43	500,010

Euclid Public Library G.O.	300,000	5.00	12/1/49	310,284

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	6,900

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	314,511

OH Housing Finance Agency Rev.	1,800,000	2.45	9/1/51	1,165,104

OH Housing Finance Agency Rev. (First-Time Homebuyer Program) (GNMA/FNMA/FHLMC Collateralized)	500,000	2.90	9/1/45	374,315

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,430,000	2.85	9/1/46	1,045,315

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,330,000	5.10	9/1/47	1,366,655

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.65	9/1/49	500,405

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	673,493

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.70	9/1/54	1,000,010

OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	500,765

Xenia OH G.O. (BAM Insured)	500,000	5.00	12/1/54	521,030

				8,278,797

Oklahoma - 0.6%

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	500,000	4.60	3/1/49	495,395

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	480,000	4.60	9/1/49	479,726

				975,121

Oregon - 0.7%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	343,285

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	706,590

				1,049,875

Pennsylvania - 1.4%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	3.95	10/1/34	446,099

PA Higher Educational Assistance Agy. Rev.	335,000	2.63	6/1/42	297,658

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,018,630

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	354,273

				2,116,660

South Carolina - 1.7%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	322,682

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	338,208

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	534,705

SC State Hsg. Finance & Dev. Auth. Rev.	970,000	4.95	7/1/53	980,573

SC State Hsg. Finance & Dev. Auth. Rev.	500,000	4.63	7/1/54	494,740

				2,670,908

South Dakota - 0.5%

SD Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.80	11/1/48	761,033

Tennessee - 4.0%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	758,486

Metropolitan Nashville Airport Auth. Rev.[1]	300,000	5.00	7/1/49	307,182

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	304,308

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	7,875,000	5.55	1/1/29	788

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	598,397

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,022,081

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	275,906

TN Hsg. Dev. Agency Rev.	495,000	4.70	7/1/48	498,420

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	732,132

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	660,261

TN Hsg. Dev. Agency Rev.	500,000	4.80	7/1/54	501,935

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	514,610

				6,174,707

Texas - 9.4%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	469,965

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)[1]	1,000,000	3.00	4/1/40	807,290

Dallas Special Tax (Fair Park Venue Proj.) 1, [4]	250,000	6.25	8/15/53	250,272

Houston Airport System Rev. (AGM Insured)[1]	1,000,000	5.25	7/1/48	1,059,300

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) 2, [15]	260,000	4.00	N/A	145,600

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	257,600

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	530,322	2.00	11/15/61	192,624

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	620,355

DECEMBER 31, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	496,760

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	513,640

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	504,230

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,009,160

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	386,050

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	643,264

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,313,515

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	503,815

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	366,220

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	772,958

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,545,315

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,031,200

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,532,940

				14,534,273

Utah - 3.2%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	414,040

Fiddlers Canyon Infrastructure Financing District Special Assessment (Fiddlers Canyon Assessment Area) [4]	350,000	5.63	12/1/53	342,888

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	495,575

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	506,335

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	833,060

Olympia Public Infrastructure District No. 1 G.O. [4]	500,000	6.38	3/1/55	509,305

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	495,000	3.50	12/15/31	445,851

UT Charter School Finance Auth. Rev. (Wasatch Peak Academy Proj.)	325,000	5.00	10/15/49	333,876

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,007

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/54	498,335

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	1/1/54	507,350

				4,891,622

Virginia - 1.0%

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	328,899

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	700,000	4.70	7/1/55	709,681

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	550,000	4.70	7/1/55	550,336

				1,588,916

Washington - 0.3%

WA State Hsg. Finance Commission Rev. (Parkshore Juanita Bay Proj.) [4]	500,000	5.50	1/1/44	484,090

West Virginia - 1.0%

WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	628,699

WV Hsg. Dev. Fund Rev.	1,000,000	4.90	11/1/54	1,002,560

				1,631,259

Wisconsin - 1.3%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	501,545

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	523,045

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) 2, [4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,520	9.00	1/1/46	496

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/47	452

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	12.00	1/1/47	12

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,171	9.00	1/1/48	423

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	390	12.00	1/1/48	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/49	394

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	384	11.00	1/1/49	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/50	360

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	372	11.00	1/1/50	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,334	9.00	1/1/51	372

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	365	11.00	1/1/51	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, [2,4,5]	446,246	3.75	7/1/51	312,412

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	17,218	9.00	1/1/52	343

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	475	10.00	1/1/52	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,985	9.00	1/1/53	320

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	10.00	1/1/53	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,869	9.00	1/1/54	298

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,636	9.00	1/1/55	278

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	444	9.00	1/1/55	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,404	9.00	1/1/56	260

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	23,656	5.50	7/1/56	17,696

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	481	9.00	1/1/57	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,287	9.00	1/1/57	242

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	16,055	9.00	1/1/58	226

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	469	9.00	1/1/58	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	456	9.00	1/1/59	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,938	9.00	1/1/59	213

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	447	8.00	1/1/60	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,822	9.00	1/1/60	198

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	440	8.00	1/1/61	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,589	9.00	1/1/61	183

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	15,473	9.00	1/1/62	172

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	419	8.00	1/1/63	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,240	9.00	1/1/63	161

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,124	9.00	1/1/64	152

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	403	7.00	1/1/65	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,008	9.00	1/1/65	141

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	14,775	9.00	1/1/66	128

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	5,235	5.00	1/1/67	41

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	192,429	9.00	1/1/67	1,513

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [2,4,5]	500,000	6.13	1/1/33	225,000

				1,999,704

Total Municipal Bonds (Cost: $167,692,446)				135,814,868

DECEMBER 31, 2024	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 4.5%

BlackRock MuniHoldings Fund, Inc. (MHD)	33,512	391,085

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464	304,640

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083	475,636

DWS Municipal Income Trust (KTF)	76,592	723,794

Invesco Advantage Municipal Income Trust II (VKI)	55,874	488,339

Invesco Municipal Opportunity Trust (VMO)	62,240	604,973

Invesco Municipal Trust (VKQ)	67,772	664,843

Invesco Pennsylvania Value Municipal Income Trust (VPV)	8,257	84,965

Invesco Quality Municipal Income Trust (IQI)	78,114	770,204

Invesco Trust for Investment Grade Municipals (VGM)	56,447	570,115

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623	399,958

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	75,639	853,208

Nuveen Quality Municipal Income Fund (NAD)	61,295	714,700

Total Investment Companies (cost: $8,727,654)		7,046,460

Total Investments in Securities - 92.4% (cost: $176,420,100)		142,861,328

Other Assets and Liabilities, net - 7.6%		11,681,683

Net Assets - 100.0%		$154,543,011

[1]

Variable rate security. Rate disclosed is as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2024 was $3,847,237 and represented 2.5% of net assets.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2024 was $16,006,821 and represented 10.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2024 was $3,305,699 and represented 2.1% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2024 was $705,706 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

10

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of December 31, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury Long Bond	27	March 2025	(3,073,781)	78,562
U.S. Treasury 5-Year	56	March 2025	(5,953,063)	33,393
U.S. Treasury 10-Year	91	March 2025	(9,896,250)	106,465

				218,420

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2024.

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Municipal Bonds	—	135,814,868	—	135,814,868
Investment Companies	7,046,460	—	—	7,046,460
Futures	218,420	—	—	218,420
Total:	7,264,880	135,814,868	—	143,079,748

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2024	11